Commitments And Contingencies (Detail) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Operating Leases, Rent Expense, Minimum Rentals	$ 312,000
Operating Leases, Future Minimum Payments, Next Rolling Twelve Months	313,000
Operating Leases, Rent Expense	$ 305,000	$ 307,000
Property Available for Operating Lease [Member]
Area of Land (in Square Feet)	12,000